Segment and Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment And Geographical Information Tables
Segment information revenue
	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013
Revenues
Direct selling	$28,655	$18,898	$52,786	$37,326
Commercial coffee	4,063	1,995	6,335	4,394
Total revenues	$32,718	$20,893	$59,121	$41,720
Gross profit
Direct selling	$18,932	$12,516	$34,775	$24,642
Commercial coffee	10	182	3	473
Total gross margin	$18,942	$12,698	$34,778	$25,115
Net income (loss)
Direct selling	$1,191	$936	$2,072	$2,061
Commercial coffee	(647)	(274)	(1,101)	(406)
Total net income	$544	$662	$971	$1,655
Capital expenditures
Direct selling	$222	$33	$336	$2,850
Commercial coffee	4,066	437	4,278	673
Total capital expenditures	$4,288	$470	$4,614	$3,523

	Years ended December 31,
	2013	2012
Revenues
Direct selling	$76,843	$67,324
Commercial coffee	8,784	7,680
Total revenues	$85,627	$75,004
Gross margin
Direct selling	$50,494	$42,963
Commercial coffee	807	862
Total gross margin	$51,301	$43,825
Net income (loss)
Direct selling	$3,494	$327
Commercial coffee	(843)	(891)
Total net income (loss)	$2,651	$(564)
Capital expenditures
Direct selling	$2,918	$481
Commercial coffee	873	280
Total capital expenditures	$3,791	$761

Segment information assets
	As of
	June 30, 2014	December 31, 2013
Total assets
Direct selling	$29,647	$24,887
Commercial coffee	16,854	9,966
Total assets	$46,501	$34,853

	December 31,
	2013	2012
Total assets
Direct selling	$24,887	$15,443
Commercial coffee	9,966	9,464
Total assets	$34,853	$24,907

Segment information geographical
	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013
Revenues
United States	$30,809	$19,285	$55,630	$38,540
International	1,909	1,608	3,491	3,180
Total revenues	$32,718	$20,893	$59,121	$41,720

	Years ended December 31,
	2013	2012
United States	$79,497	$68,425
International	6,130	6,579

Total revenues	$85,627	$75,004